TRANSAMERICA INSURANCE AND INVESTMENT GROUP

                                                    LAW DEPARTMENT

                                                    Transamerica Occidental Life
                                                    Insurance Company
                                                    1150 South Olive Street
                                                    Los Angeles, CA  90015

                                                    Telephone 213-742-3129
                                                    Fax 213-741-6623








May 5, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Transamerica Occidental Life Insurance Company - Separate Account VUL-4 Post-Effective Amendment No. 6 File Nos. 333-47406 and 811-10167


Commissioners:

On behalf of Transamerica Occidental Life Insurance Company's Separate Account VUL-4 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form S-6 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 30, 2004.

Sincerely,




David M. Goldstein
Senior Vice President